PGIM Jennison Growth Fund
Schedule of Investments (unaudited) as of June 30, 2026
Description	Shares	Value
Long-Term Investments 100.0%
Common Stocks
Aerospace & Defense 5.0%
Boeing Co. (The)*	755,533	$163,550,228
General Electric Co.(a)	714,460	267,015,136
		430,565,364
Automobiles 2.9%
Tesla, Inc.*	600,805	252,698,583
Biotechnology 1.3%
Vertex Pharmaceuticals, Inc.*	216,413	107,498,830
Broadline Retail 6.7%
Amazon.com, Inc.*	2,292,258	546,336,772
MercadoLibre, Inc. (Brazil)*	16,227	27,543,547
		573,880,319
Capital Markets 1.2%
Goldman Sachs Group, Inc. (The)	101,547	102,701,589
Consumer Staples Distribution & Retail 3.3%
Costco Wholesale Corp.	136,230	127,439,078
Walmart, Inc.	1,364,618	154,556,635
		281,995,713
Diversified Telecommunication Services 1.0%
Space Exploration Technologies Corp. (Class A Stock)*(a)	484,396	82,763,901
Electric Utilities 1.2%
Constellation Energy Corp.	430,941	107,032,816
Electrical Equipment 0.8%
Vertiv Holdings Co. (Class A Stock)	207,592	69,505,954
Electronic Equipment, Instruments & Components 1.4%
Amphenol Corp. (Class A Stock)	691,023	121,841,175
Entertainment 3.3%
Netflix, Inc.*	1,826,475	130,410,315
Spotify Technology SA*	219,062	100,577,936
Walt Disney Co. (The)(a)	547,316	52,679,165
		283,667,416
Financial Services 4.0%
Mastercard, Inc. (Class A Stock)	380,360	195,352,896
Visa, Inc. (Class A Stock)	430,038	147,541,737
		342,894,633
Health Care Equipment & Supplies 1.0%
Intuitive Surgical, Inc.*	217,783	86,607,944
Hotels, Restaurants & Leisure 2.1%
Airbnb, Inc. (Class A Stock)*	308,770	44,184,987
DoorDash, Inc. (Class A Stock)*	148,170	27,341,810

PGIM Jennison Growth Fund

PGIM Jennison Growth Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Hilton Worldwide Holdings, Inc.	263,550	$87,092,733
Starbucks Corp.	254,433	26,000,508
		184,620,038
Interactive Media & Services 11.1%
Alphabet, Inc. (Class A Stock)	880,774	314,762,204
Alphabet, Inc. (Class C Stock)	1,003,693	354,634,848
Meta Platforms, Inc. (Class A Stock)	504,041	283,921,255
		953,318,307
IT Services 3.3%
Cloudflare, Inc. (Class A Stock)*	441,603	108,316,384
Shopify, Inc. (Canada) (Class A Stock)*	562,705	64,249,657
Snowflake, Inc.*	427,254	108,736,143
		281,302,184
Pharmaceuticals 5.3%
Eli Lilly & Co.	380,233	456,062,867
Semiconductors & Semiconductor Equipment 24.9%
Advanced Micro Devices, Inc.*	618,834	359,486,859
Broadcom, Inc.	1,337,230	505,138,632
KLA Corp.	444,663	134,159,274
NVIDIA Corp.	3,961,508	792,658,136
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	501,880	239,682,832
Texas Instruments, Inc.	371,850	110,837,329
		2,141,963,062
Software 11.7%
AppLovin Corp. (Class A Stock)*(a)	130,410	67,191,144
Cadence Design Systems, Inc.*(a)	290,972	109,207,611
Crowdstrike Holdings, Inc. (Class A Stock)*	239,346	182,654,506
Datadog, Inc. (Class A Stock)*	489,296	127,393,107
Microsoft Corp.	1,053,497	392,975,451
Oracle Corp.	434,504	63,676,561
Palantir Technologies, Inc. (Class A Stock)*	555,816	64,847,053
		1,007,945,433
Specialty Retail 1.3%
O’Reilly Automotive, Inc.*	815,461	75,095,803
TJX Cos., Inc. (The)	262,829	39,818,594
		114,914,397
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.	1,800,861	521,097,139
Sandisk Corp.*	41,426	94,191,539
		615,288,678

Total Long-Term Investments (cost $2,972,686,079)		8,599,069,203

PGIM Jennison Growth Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2026
Description	Shares	Value

Short-Term Investments 4.2%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.793%)(wb)	62,378,784	$62,378,784
PGIM Institutional Money Market Fund (7-day effective yield 3.846%) (cost $301,376,813; includes $301,049,682 of cash collateral for securities on loan)(b)(wb)	301,617,570	301,406,438

Total Short-Term Investments (cost $363,755,597)		363,785,222

TOTAL INVESTMENTS 104.2% (cost $3,336,441,676)		8,962,854,425
Liabilities in excess of other assets (4.2)%		(365,255,882)

Net Assets 100.0%		$8,597,598,543

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $297,403,562; cash collateral of $301,049,682 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Jennison Growth Fund